Property, Plant, and Equipment - Summary (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Useful Lives of Property, Plant, and Equipment
Property, plant, and equipment	€ 4,934	€ 4,977
Additions (other than those from business combinations)	1,129	1,067
Land and Buildings
Useful Lives of Property, Plant, and Equipment
Property, plant, and equipment	1,585	1,609
Additions (other than those from business combinations)	46	144
Land and Buildings Leased
Useful Lives of Property, Plant, and Equipment
Property, plant, and equipment	1,758	1,801
Additions (other than those from business combinations)	399	313
Other Property, Plant and Equipment
Useful Lives of Property, Plant, and Equipment
Property, plant, and equipment	1,406	1,450
Additions (other than those from business combinations)	567	518
Other Property, Plant and Equipment Leased
Useful Lives of Property, Plant, and Equipment
Property, plant, and equipment	43	40
Additions (other than those from business combinations)	30	23
Advance Payments and Construction in Progress
Useful Lives of Property, Plant, and Equipment
Property, plant, and equipment	142	77
Additions (other than those from business combinations)	€ 87	€ 69